Annual Total Returns	12 Months Ended
Dec. 31, 2025
NestYield Total Return Guard ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.38%
NestYield Dynamic Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.61%
NestYield Visionary ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	25.91%